Equity - Share purchase option activity within the Company's share-based compensation plan (Details) - Stock Option Plan - Share purchase options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Balance, beginning of the year	2,497,150	1,959,588
Options granted		1,013,500
Options expired	(305,000)	(240,550)
Options exercised		(125,538)
Options cancelled or forfeited	246,500	109,850
Balance, end of the year	1,945,650	2,497,150
Weighted Average Exercise Price (C$)
Balance, beginning of the year, Weighted Average Exercise Price	$ 9.15	$ 7.40
Options granted, Weighted Average Exercise Price		11.40
Options expired, Weighted Average Exercise Price	8.71	9.17
Options cancelled or forfeited, Weighted Average Exercise Price	9.11	6.00
Options exercised, Weighted Average Exercise Price		4.99
Balance, end of the year, Weighted Average Exercise Price	$ 9.23	$ 9.15